Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	1.67947%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,456,896.26

Principal:
Principal Collections	$28,323,729.70
Prepayments in Full	$13,505,135.70
Liquidation Proceeds	$444,774.15
Recoveries	$50,172.01
Sub Total	$42,323,811.56
Collections	$44,780,707.82

Purchase Amounts:
Purchase Amounts Related to Principal	$285,966.31
Purchase Amounts Related to Interest	$841.26
Sub Total	$286,807.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,067,515.39

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,067,515.39
Servicing Fee	$952,392.68	$952,392.68	$0.00	$0.00	$44,115,122.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,115,122.71
Interest - Class A-2a Notes	$271,832.01	$271,832.01	$0.00	$0.00	$43,843,290.70
Interest - Class A-2b Notes	$137,131.74	$137,131.74	$0.00	$0.00	$43,706,158.96
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$43,077,821.46
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$42,861,021.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,861,021.46
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$42,773,008.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,773,008.13
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$42,709,866.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,709,866.13
Regular Principal Payment	$38,792,334.62	$38,792,334.62	$0.00	$0.00	$3,917,531.51
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,917,531.51
Residual Released to Depositor	$0.00	$3,917,531.51	$0.00	$0.00	$0.00
Total		$45,067,515.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,792,334.62
Total					$38,792,334.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,718,709.98	$69.30	$271,832.01	$0.68	$27,990,541.99	$69.98
Class A-2b Notes	$11,073,624.64	$69.30	$137,131.74	$0.86	$11,210,756.38	$70.16
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$38,792,334.62	$24.68	$1,405,256.58	$0.89	$40,197,591.20	$25.57

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$245,261,961.85	0.6131549	$217,543,251.87	0.5438581
Class A-2b Notes	$97,982,153.75	0.6131549	$86,908,529.11	0.5438581
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,008,834,115.60	0.6418377	$970,041,780.98	0.6171574

Pool Information
Weighted Average APR	2.423%	2.410%
Weighted Average Remaining Term	46.19	45.34
Number of Receivables Outstanding	53,736	52,761
Pool Balance	$1,142,871,212.72	$1,099,605,642.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,048,822,805.33	$1,009,381,487.15
Pool Factor	0.6652244	0.6400410

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$90,224,155.15
Targeted Overcollateralization Amount	$129,563,861.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$129,563,861.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$705,964.56
(Recoveries)		43	$50,172.01
Net Loss for Current Collection Period			$655,792.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6886%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6018%
Second Prior Collection Period			0.4852%
Prior Collection Period			0.7664%
Current Collection Period			0.7019%
Four Month Average (Current and Prior Three Collection Periods)			0.6388%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,471	$5,431,573.84
(Cumulative Recoveries)			$291,241.32
Cumulative Net Loss for All Collection Periods			$5,140,332.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2992%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,692.44
Average Net Loss for Receivables that have experienced a Realized Loss			$3,494.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	419	$10,497,751.10
61-90 Days Delinquent	0.13%	56	$1,393,737.71
91-120 Days Delinquent	0.03%	11	$315,997.82
Over 120 Days Delinquent	0.02%	8	$231,613.74
Total Delinquent Receivables	1.13%	494	$12,439,100.37

Repossession Inventory:
Repossessed in the Current Collection Period		40	$933,152.16
Total Repossessed Inventory		65	$1,572,633.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1225%
Prior Collection Period			0.1265%
Current Collection Period			0.1422%
Three Month Average			0.1304%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1765%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer